Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of components of income tax expense

	2024	2023
Loss before taxes	$(2,574,000)	$(1,241,838)
Expected United States income tax benefit at statutory rate of 21%	$540,540	$259,956
Expected income tax (expense) benefit at statutory rate of 66.07% and 8.8% at June 30, 2024 and 2023, respectively	1,700,668	97,282
Total income tax benefit	$2,241,208	$357,238

VSee Lab, Inc
Schedule of components of income tax expense

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:	$—	$—
Current tax on profits	14,334	—
Tax regarding prior years		—
Deferred tax:
Deferred taxation – current year	(1,994,609)	694,363
Deferred taxation – prior years	141,785	—
Income tax (expense) benefit reported in the income statement	$(1,838,490)	$694,363

Schedule of income tax rate reconciliation

	December 31, 2023	December 31, 2022
Accounting (loss) profit before tax from continuing operations	$(1,572,124)	$(1,620,117)
Accounting (loss) profit before income tax	(1,572,124)	(1,620,117)
Federal income tax benefit at federal statutory rate of 21%	330,146	340,198
State income tax benefit, net of federal benefit	121,463	93,644
Permanent differences, net	17,377	17,892
Other	156,123	242,629
Valuation allowance charges affecting the income tax provision	(2,463,599)	—
Total	$(1,838,490)	$694,363

Tabular disclosure of deferred tax assets and liabilities

	December 31, 2023	December 31, 2022
Non-Current
Deferred revenue	$121,052	$9,402
Loan Loss Reserve	9,083	—
Fixed assets	16	—
NOL carryforward	2,333,448	1,843,424
Valuation allowance	(2,463,599)	—
Net deferred tax assets	—	1,852,826
Reflected in the Balance Sheets:
position as follows:
Deferred tax assets	—	1,852,826
Deferred tax liabilities	—	—
Deferred tax assets net	$—	$1,852,826

Schedule of reconciliation of deferred tax assets and liabilities

	2023	2022
Opening balance as of January 1,	$1,852,826	$1,158,463
Tax (expense)/benefit during the period recognized in profit or loss	(1,852,826)	694,363
Closing balance as of December 31,	$—	$1,852,826